Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade Payables [abstract]
Open accounts	$ 4	$ 15
Checks payable		2
Carrying amount of trade payables	$ 4	$ 17